Pension benefits - Change In Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 186.5	$ 176.1
Interest cost	3.5	6.8	$ 6.3
Current service cost	12.2	14.0
Benefits paid	(1.9)	(1.9)
Change in unrecognized actuarial loss	(20.0)	23.5
Settlement	(20.2)	0.0
Foreign currency translations	(30.3)	(32.0)
Benefit obligations at end of year	$ 129.8	$ 186.5	$ 176.1